Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005445 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005445 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005445 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005445 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005445 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005445 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005445 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005445 | Top10HoldingCarvanaBNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005445 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005445 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005445 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000005445 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000005445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005445 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005445 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005446 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005446 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005446 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005446 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005446 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005446 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005446 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005446 | Top10HoldingCarvanaBNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005446 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005446 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005446 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000005446 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000005446 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005446 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005446 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005446 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005446 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005446 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005446 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%